Note 32 - Independent auditor fees	12 Months Ended
Dec. 31, 2025
Note 32 - Independent auditor fees
Note 32 - Independent auditor fees

32        Independent auditor fees

Total fees accrued for professional services rendered to Tenaris S.A. and its subsidiaries by PricewaterhouseCoopers Assurance, Société Coopérative (“PwC”) and Forvis Mazars S.A. (“FM”) for the year 2025, by Ernst & Young S.A. (“EY”) for the year 2024 and by PwC for the year 2023 are detailed as follows:

	Year ended December 31,
	2025		2024	2023
	PwC	FM	EY	PwC
Audit fees	3,879	1,497	4,569	4,386
Audit-related fees	255	25	51	273
Tax fees	18	-	78	148
All other fees	2	-	-	14
Total	4,154	1,522	4,698	4,821

In addition, in the year 2023, PwC rendered $242 thousand for tax services to Mattr’s pipe coating business unit.